Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum rental payments, operating leases:
2019	$ 994
2020	865
2021	123
2022	123
2023	41
Total	2,146
Premises [Member]
Future minimum rental payments, operating leases:
2019	928
2020	865
2021	123
2022	123
2023	41
Total	2,080
Motor vehicles [Member]
Future minimum rental payments, operating leases:
2019	66
2020
2021
2022
2023
Total	$ 66